LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Maturity of Lease Liabilities
2023	$ 14,278
2024	6,475
2025	1,099
2026	966
2027	988
After 2027	165
Total lease payments	$ 23,971